PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

During the nine months ended September 30, 2023, the Company completed construction and received its certificate of occupancy for its US manufacturing campus in Ferndale, Washington. The building started being amortised during the three months ended September 30, 2023 as the building was capable of operating in the manner intended by management and the expense is recorded in cost of goods sold.